Note 4 - Intangibles And Goodwill (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 Clear Image [Member]	Dec. 31, 2012 Licensing Agreements [Member]	Dec. 31, 2007 Minimum [Member] Clear Image [Member]	Dec. 31, 2007 Maximum [Member] Clear Image [Member]
Note 4 - Intangibles And Goodwill (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived						$ 15,000
Amortization of Intangible Assets	2,559	4,142	33,963	5,888
Noncash or Part Noncash Acquisition, Interest Acquired					62.20%
Stock Issued During Period, Shares, Acquisitions (in Shares)					8.2
Share Price (in Dollars per share)							$ 0.40	$ 0.50
Business Acquisition, Purchase Price Allocation, Goodwill Amount					$ 23,276